Condensed Consolidated Balance Sheets (Unaudited) (Parenthetical) - JPY (¥) ¥ in Millions	Sep. 30, 2016	Mar. 31, 2016
Statement of Financial Position [Abstract]
Trading account assets pledged and permitted to sell or repledge by secured parties	¥ 10,842,343	¥ 11,929,762
Trading account assets measured at fair value under fair value option	22,263,025	23,656,715
Available-for-sale securities pledged and permitted to sell or repledge by secured parties	9,673,095	4,811,104
Held-to-maturity securities pledged and permitted to sell or repledge by secured parties	473,392	27,859
Held-to-maturity securities, Fair value	3,545,839	3,931,248
Loans, net of unearned income, unamortized premiums and deferred loan fees pledged and permitted to sell or repledge by secured parties	1,091,353	1,192,996
Due to trust account and other short-term borrowings that are measured at fair value under fair value option	67,696	110,110
Long-term debt measured at fair value under fair value option	¥ 428,733	¥ 499,386
Common stock, authorized	33,000,000,000	33,000,000,000
Common stock, issued	14,168,853,820	14,168,853,820
Common stock, stated value
Treasury stock, shares	585,932,798	380,944,204